Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Carrying and Estimated Fair Values for Financial Instruments

The following table summarizes the carrying and estimated fair values for financial instruments:

	12/31/2017		12/31/2016
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Financial assets
Cash and deposits on demand and Central Bank compulsory deposits	117,586	117,586	104,242	104,242
Interbank deposits	29,053	29,117	22,692	22,731
Securities purchased under agreements to resell	244,707	244,707	265,051	265,051
Financial assets held for trading (*)	270,121	270,121	204,648	204,648
Financial assets designated at fair value through profit or loss (*)	1,746	1,746	1,191	1,191
Derivatives (*)	22,843	22,843	24,231	24,231
Available-for-sale financial assets (*)	102,284	102,284	88,277	88,277
Held-to-maturity financial assets	36,560	37,792	40,495	40,749
Loan operations and lease operations	465,472	471,846	463,394	472,704
Other financial assets	59,568	59,568	53,917	53,917
Financial liabilities
Deposits	402,938	402,911	329,414	329,371
Securities sold under repurchase agreements	312,634	312,634	349,164	349,164
Financial liabilities held for trading (*)	465	465	519	519
Derivatives (*)	26,746	26,746	24,698	24,698
Interbank market debt	129,616	129,286	135,483	134,730
Institutional market debt	98,482	97,103	96,239	95,012
Liabilities for capitalization plans	3,301	3,301	3,147	3,147
Other financial liabilities	77,613	77,613	71,832	71,832

(*)	These assets and liabilities are recorded in the balance sheet at their fair value.

Summary of Breakdown of Risk Levels for Financial Assets Held for Trading and Available-For-Sale Financial Assets

The following table presents the breakdown of risk levels at 12/31/2017 and 12/31/2016 for financial assets held for trading and available-for-sale financial assets.

	12/31/2017				12/31/2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets held for trading	238,369	30,719	1,033	270,121	165,883	37,760	1,005	204,648

Investment funds	1,738	1,474	—	3,212	14	1,159	—	1,173
Brazilian government securities	227,749	2,817	1	230,567	157,369	2,654	1	160,024
Brazilian external debt bonds	3,210	—	—	3,210	5,325	—	—	5,325
Government securities – other countries	1,647	2,328	—	3,975	819	2,916	—	3,735

Argentina	1,466	—	—	1,466	651	—	—	651
Chile	39	12	—	51	—	127	—	127
Colombia	—	2,092	—	2,092	—	2,669	—	2,669
United States	100	—	—	100	78	—	—	78
Mexico	5	—	—	5	6	—	—	6
Paraguay	4	2	—	6	—	88	—	88
Uruguay	—	222	—	222	—	32	—	32
Other	33	—	—	33	84	—	—	84
Corporate securities	4,025	24,100	1,032	29,157	2,356	31,031	1,004	34,391

Shares	2,940	—	823	3,763	1,533	—	958	2,491
Bank deposit certificates	1	346	—	347	12	1,812	—	1,824
Securitized real estate loans	—	—	65	65	—	—	—	—
Debentures	487	2,637	134	3,258	216	2,949	25	3,190
Eurobonds and others	597	37	—	634	595	49	18	662
Financial credit bills	—	20,612	—	20,612	—	25,893	—	25,893
Promissory notes	—	391	—	391	—	—	—	—
Other	—	77	10	87	—	328	3	331
Available-for-sale financial assets	43,369	50,491	8,424	102,284	34,840	43,903	9,534	88,277

Investment funds	—	301	—	301	—	42	—	42
Brazilian government securities	25,561	709	219	26,489	17,039	671	228	17,938
Brazilian external debt bonds	12,790	—	—	12,790	14,065	—	—	14,065
Government securities – other countries	2,111	22,181	98	24,390	1,536	12,850	86	14,472

Chile	—	9,612	98	9,710	—	5,758	86	5,844
Colombia	—	3,346	—	3,346	—	1,155	—	1,155
Korea	—	1,944	—	1,944	—	2,673	—	2,673
Denmark	—	1,951	—	1,951	—	819	—	819
Spain	—	2,936	—	2,936	—	923	—	923
United States	1,567	—	—	1,567	1,427	—	—	1,427
France	544	—	—	544	—	—	—	—
Netherlands	—	—	—	—	101	—	—	101
Paraguay	—	1,800	—	1,800	—	1,111	—	1,111
Uruguay	—	592	—	592	—	411	—	411
Other	—	—	—	—	8	—	—	8
Corporate securities	2,907	27,300	8,107	38,314	2,200	30,340	9,220	41,760

Shares	1,085	63	1,195	2,343	817	—	568	1,385
Rural Product Note	—	2,288	540	2,828	—	876	549	1,425
Bank deposit certificates	—	688	115	803	—	2,527	114	2,641
Securitized real estate loans	—	1	1,761	1,762	—	—	2,095	2,095
Debentures	438	16,326	3,982	20,746	277	16,007	4,886	21,170
Eurobonds and others	1,384	3,678	514	5,576	1,105	5,615	995	7,715
Financial credit bills	—	619	—	619	—	2,816	—	2,816
Promissory notes	—	3,244	—	3,244	1	2,172	—	2,173
Other	—	393	—	393	—	327	13	340
Financial assets designated at fair value through profit or loss	1,746	—	—	1,746	1,191	—	—	1,191

Brazilian government securities	1,746	—	—	1,746	1,191	—	—	1,191
Financial liabilities held for trading	—	465	—	465	—	519	—	519

Structured notes	—	465	—	465	—	519	—	519

Summary of Breakdown of Risk Levels for Derivative Assets and Liabilities

The following table presents the breakdown of risk levels at 12/31/2017 and 12/31/2016 for our derivative assets and liabilities.

	12/31/2017				12/31/2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivatives – assets	158	22,249	436	22,843	127	23,583	521	24,231

Futures	158	—	—	158	127	—	—	127
Swap – differential receivable	—	8,821	369	9,190	—	10,074	468	10,542
Options	—	3,271	66	3,337	—	4,745	47	4,792
Forwards (onshore)	—	6,911	—	6,911	—	4,971	—	4,971
Credit derivatives	—	137	—	137	—	181	—	181
Forwards (offshore)	—	2,950	—	2,950	—	3,459	—	3,459
Check of swap	—	68	—	68	—	88	—	88
Other derivatives	—	91	1	92	—	65	6	71

Derivatives – liabilities	—	(26,643)	(103)	(26,746)	—	(24,638)	(60)	(24,698)

Swap – differential payable	—	(13,590)	(102)	(13,692)	—	(13,165)	(56)	(13,221)
Options	—	(2,792)	(1)	(2,793)	—	(4,548)	(4)	(4,552)
Forwards (onshore)	—	(6,272)	—	(6,272)	—	(3,530)	—	(3,530)
Credit derivatives	—	(58)	—	(58)	—	(147)	—	(147)
Forwards (offshore)	—	(3,745)	—	(3,745)	—	(2,825)	—	(2,825)
Check of swap	—	(122)	—	(122)	—	(353)	—	(353)
Other derivatives	—	(64)	—	(64)	—	(70)	—	(70)

Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy

The tables below show the changes in balance sheet for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy.

	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2017	Total gains (losses) related to assets and liabilities still held at 12/31/2017
Financial assets held for trading	1,005	(269)	187	(351)	461	1,033	(290)

Brazilian government securities	1	—	—	—	—	1	—
Corporate securities	1,004	(269)	187	(351)	461	1,032	(290)
Shares	958	(135)	—	—	—	823	(287)
Securitized real estate loans	—	(111)	176	—	—	65	(1)
Debentures	25	(13)	2	(296)	416	134	(2)
Eurobonds and others	18	(17)	9	(19)	9	—	—
Financial credit bills		—	—	(36)	36	—	—
Other	3	7	—	—	—	10	—
Available-for-sale financial assets	9,534	(2,110)	4,348	(4,465)	1,117	8,424	(1,121)

Brazilian government securities	228	(9)	—	—	—	219	22
Government securities – abroad—Chile	86	4	469	(461)	—	98	—
Corporate securities	9,220	(2,105)	3,879	(4,004)	1,117	8,107	(1,143)
Shares	568	292	98	—	237	1,195	13
Rural Product Note	549	(99)	417	(419)	92	540	(80)
Bank deposit certificates	114	11	390	(400)	—	115	—
Securitized real estate loans	2,095	(402)	68	—	—	1,761	19
Debentures	4,886	(1,784)	2,363	(2,137)	654	3,982	(1,092)
Eurobonds and others	995	(112)	543	(1,046)	134	514	(3)
Other	13	(11)	—	(2)	—	—	—

	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2017	Total gains (losses) related to assets and liabilities still held at 12/31/2017
Derivatives—assets	521	(33)	101	(245)	92	436	17

Swap—differential receivable	468	(41)	—	(100)	42	369	32
Options	47	12	101	(143)	49	66	(14)
Credit derivatives	—	—	—	(1)	1	—	—
Other derivatives	6	(4)	—	(1)	—	1	(1)

Derivatives—liabilities	(60)	(117)	(15)	111	(22)	(103)	(57)

Swap – differential payable	(56)	(122)	—	97	(21)	(102)	(60)
Options	(4)	5	(15)	13	—	(1)	3
Credit derivatives	—	—	—	1	(1)	—	—

	Fair value at 12/31/2015	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2016	Total gains (losses) related to assets and liabilities still held at 12/31/2016
Financial assets held for trading	60	(151)	87	(344)	1,353	1,005	(154)

Brazilian government securities	3	—	—	(2)	—	1	—
Corporate securities	57	(151)	87	(342)	1,353	1,004	(154)
Shares	—	(114)	—	—	1,072	958	(152)
Debentures	48	(37)	33	(306)	287	25	(2)
Eurobonds and others	6	—	54	(36)	(6)	18	—
Other	3	—	—	—	—	3	—
Available-for-sale financial assets	4,259	(677)	4,626	(4,380)	5,706	9,534	(685)

Investment funds	114	313	—	(427)	—	—	—
Brazilian government securities	212	(208)	—	220	4	228	11
Government securities – abroad—Chile	29	(44)	321	(220)	—	86	—
Corporate securities	3,904	(738)	4,305	(3,953)	5,702	9,220	(696)
Shares	267	119	—	(227)	409	568	76
Rural Product Note	52	(54)	1,205	(851)	197	549	(57)
Bank deposit certificates	130	2	483	(501)	—	114	—
Securitized real estate loans	2,037	58	11	(10)	(1)	2,095	(55)
Debentures	844	(739)	2,111	(994)	3,664	4,886	(653)
Eurobonds and others	26	(130)	446	(837)	1,490	995	(7)
Financial credit bills	367	14	—	(301)	(80)	—	—
Promissory notes	54	—	—	(54)	—	—	—
Other	127	(8)	49	(178)	23	13	—

	Fair value at 12/31/2015	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2016	Total gains (losses) related to assets and liabilities still held at 12/31/2016
Derivatives—Assets	1,251	(713)	254	(728)	457	521	(7)

Swaps—differential receivable	1,189	(731)	8	(455)	457	468	21
Options	33	36	246	(268)	—	47	(28)
Other derivatives	29	(18)	—	(5)	—	6	—

Derivatives—Liabilities	(33)	18	(35)	96	(106)	(60)	(2)

Swaps - differential payable	(21)	9	(5)	67	(106)	(56)	(8)
Options	(12)	9	(30)	29	—	(4)	6

Summary of Sensitivity Analyses Operations of Level 3

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates, asset prices, or in scenarios vary in prices with shocks and the volatility for non-linear assets:

Sensitivity – Level 3 Operations		12/31/2017
		Impact
Risk factor groups	Scenarios	Result	Stockholders’ equity
	I	(1.9)	(2.4)
Interest rates	II	(47.0)	(55.4)
	III	(93.9)	(114.5)
	I	(146.6)	—
Currency, commodities, and ratios
	II	(293.2)	—
	I	(9.2)	—
Nonlinear
	II	(11.9)	—